Investment in Mortgage Notes	12 Months Ended
Dec. 31, 2015
Financing Receivable, Net [Abstract]
Investment In Mortgage Notes
Investment in Mortgage Notes

Investment in mortgage notes, including related accrued interest receivable, at December 31, 2015 and 2014 consists of the following (in thousands):

		2015	2014
(1)	Mortgage note, 10.00%, borrower exercised conversion option on August 1, 2015	—	70,114
(2)	Mortgage note, 9.00%, paid October 1, 2015	—	1,164
(3)	Mortgage note and related accrued interest receivable, 10.00%, paid November 10, 2015	—	2,521
(4)	Mortgage note and related accrued interest receivable, 9.00%, due March 31, 2016	1,257	1,149
(5)	Mortgage note, 5.50%, due November 1, 2016	2,500	2,500
(6)	Mortgage note receivable and related accrued interest receivable, 9.00%, due March 11, 2017	1,454	—
(7)	Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019	164,543	191,116
(8)	Mortgage note and related accrued interest receivable, 10.65%, due June 28, 2032	36,032	36,032
(9)	Mortgage note and related accrued interest receivable, 9.50%, due September 1, 2032	19,944	19,795
(10)	Mortgage note and related accrued interest receivable, 10.25%, due October 31, 2032	22,188	22,188
(11)	Mortgage note and related accrued interest receivable, 9.00%, due December 31, 2032	5,469	5,598
(12)	Mortgage notes and related accrued interest receivable, 9.50%, due April 30, 2033	30,680	28,788
(13)	Mortgage note and related accrued interest receivable, 10.25%, due June 30, 2033	3,488	3,471
(14)	Mortgage note, 11.31%, due July 1, 2033	12,781	13,005
(15)	Mortgage note and related accrued interest receivable, 8.50%, due June 30, 2034	4,900	4,870
(16)	Mortgage note and related accrued interest receivable, 9.50%, due August 31, 2034	12,392	12,082
(17)	Mortgage note and related accrued interest receivable, 11.10%, due December 1, 2034	51,450	51,450
(18)	Mortgage notes, 10.13%, due December 1, 2034	37,562	37,562
(19)	Mortgage notes, 10.40%, due December 1, 2034	4,550	4,550
(20)	Mortgage note and related accrued interest receivable, 10.25%, due July 1, 2036	9,147	—
(21)	Mortgage note and related accrued interest receivable, 9.75%, due October 1, 2036	3,443	—
	Total mortgage notes and related accrued interest receivable	$423,780	$507,955

(1) The Company's first mortgage loan agreement with CBK Lodge, LP and CBH20, LP was secured by development land and improvements adjacent to the Company's Camelback Mountain Resort. On August 1, 2015, per the terms of the mortgage note agreement, the borrower exercised its option to convert the mortgage note agreement to a 20-year tripe net lease agreement. As a result, the Company recorded the carrying value of the investment into rental property, which approximated the fair value of the property on the conversion date. There was no gain or loss recognized on this transaction.

(2) The Company's first mortgage loan agreement with American Charter Development that was secured by approximately 56 acres of land located in Arizona City, Arizona was paid on October 1, 2015.

(3) The Company's mortgage loan agreement with Carneros Vintners, Inc. that was secured by approximately 20 acres of land and a custom crush facility was paid on November 10, 2015.

(4) The Company's first mortgage loan agreement with HighMark Land, LLC is secured by approximately 20 acres of land located in Lincoln, California. The note requires accrued interest and principal to be paid at maturity.

(5) The Company's mortgage loan agreement with Alko Ranch, LLC is secured by approximately 159 acres of land and a winery facility. The note requires monthly interest payments.

(6) The Company's first mortgage loan agreement with LBE Investments, Ltd. is secured by approximately 12 acres of land located in Queen Creek, Arizona. The note requires accrued interest and principal to be paid at maturity.

(7) The Company’s mortgage loan agreements with SVVI, LLC (SVVI) are secured by one waterpark and adjacent land in Kansas City, Kansas as well as two other waterparks located in New Braunfels and South Padre Island, Texas. The mortgage notes have cross-default and cross-collateral provisions. Pursuant to the mortgage on the Texas properties, only a seasonal line of credit secured by the Texas parks totaling not more than $9.0 million at any time ranks superior to the Company’s collateral position. The note accrues monthly interest payments and SVVI is required to fund a debt service reserve for off-season interest payments (those due from September to May). The reserve is to be funded by equal monthly installments during the months of June, July and August. Monthly interest payments are transferred to the Company from this debt service reserve. The mortgage loan agreements also contain certain participating interest and note pay-down provisions. During the years ended December 31, 2015, 2014 and 2013, the Company recognized $1.5 million, $1.4 million and $923 thousand of participating interest income, respectively. SVV I, LLC is a VIE, but it was determined that the Company was not the primary beneficiary of this VIE. The Company’s maximum exposure to loss associated with SVVI, LLC is limited to the Company’s outstanding mortgage note and related accrued interest receivable. On October 13, 2015, the Company received a partial pay-down of $45.0 million. Per the terms of the mortgage notes receivable, half of this amount pays back advances plus accrued interest and the other half, or approximately $22.5 million, further reduces the note balance but has no impact on the interest income the Company was previously receiving.

(8) The Company's first mortgage loan agreement with Montparnasse 56 USA is secured by the observation deck of the John Hancock building in Chicago, Illinois. This note requires monthly interest payments.

(9) The Company's first mortgage loan agreement with Basis Schools, Inc. is secured by a public charter school and the underlying land located in Washington D.C. Subsequent to December 31, 2015, the note was prepaid on January 5, 2016. In connection with the full payoff of this note, the Company received a prepayment fee of $3.6 million.

(10) The Company's first mortgage loan agreement with Fiber Mills, LLC and Music Factory Condominiums, LLC is secured by the North Carolina Music Factory located in Charlotte, North Carolina which is an existing entertainment retail center that includes live performance and other dining and entertainment tenants. Subsequent to December 31, 2015, this note was amended and restated. The amended note bears interest at 9.75% and requires monthly interest payments. In conjunction with the amendment, the Company funded an additional $21.8 million.

(11) The Company's first mortgage loan agreement with LBE Investments, Ltd. is secured by a charter school property located in Queen Creek, Arizona. The note is fully amortizing and requires monthly principal and interest payments of $52 thousand.

(12) The Company's first mortgage loan agreements with LBE Investments, Ltd. are secured by three charter school properties located in Gilbert and Queen Creek, Arizona. The notes bear interest beginning at 9.50% with increases of 0.50% every five years. The notes are fully amortizing and require monthly payments of principal and interest. The notes have an effective interest rate of approximately 9.50%, which is net of a 2% servicer fee to HighMark.

(13) The Company's first mortgage loan agreement with UME Preparatory Academy is secured by approximately 28 acres of land and a public charter school property located in Dallas, Texas. The note bears interest beginning at 10.25% with increases of 0.50% every five years and requires monthly interest payments. The note has an effective interest rate of approximately 9.90%, which is net of a 2% servicer fee to HighMark.

(14) The Company's first mortgage loan agreement with Topgolf USA Austin is secured by a golf entertainment complex located in Austin, Texas. The note is fully amortizing and requires monthly principal and interest payments of $141 thousand.

(15) The Company's first mortgage loan agreement with 169 Jenks is secured by a public charter school property located in St. Paul, Minnesota. The note bears interest beginning at 8.50% which increases annually based on a formula of the rate multiplied by 1.025%. The note requires monthly interest payments.

(16) The Company's first mortgage loan agreement with Beloved Community Charter School, Inc. is secured by a charter school property located in Jersey City, New Jersey. The note bears interest beginning at 9.50% with increases of 0.50% every five years and requires monthly interest payments. The note has an effective interest rate of approximately 9.50%, which is net of a 2% servicer fee to HighMark.

(17) The Company's first mortgage loan agreement with Peak Resorts, Inc. (Peak) is secured by one metro ski park located in Vermont. Mount Snow is approximately 588 acres and is located in both West Dover and Wilmington, Vermont. On December 2, 2014, this note was amended and restated to extend the maturity date to December 1, 2034. The note requires monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December).  The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.

(18) The Company's first mortgage loan agreements with Peak are secured by four metro ski parks located in Ohio and Pennsylvania with a total of approximately 510 acres. On December 2, 2014, these notes were amended and restated to extend the maturity date to December 1, 2034. The notes require monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December). The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.

(19) The Company's first mortgage loan agreement with Peak is secured by a metro ski park located in Chesterland, Ohio with approximately 135 acres. On December 2, 2014, this note was amended and restated to extend the maturity date to December 1, 2034. The note requires monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December). The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.

(20) The Company's first mortgage loan agreement with Topgolf USA Midvale, LLC is secured by a golf entertainment complex located in Midvale, Utah. The note requires monthly interest payments.

(21) The Company's first mortgage loan agreement with Topgolf USA West Chester, LLC is secured by a golf entertainment complex located in West Chester, Ohio. The note requires monthly interest payments.

Principal payments and related accrued interest due on mortgage notes receivable subsequent to December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$5,960
2017	2,268
2018	902
2019	165,546
2020	1,112
Thereafter	247,992
Total	$423,780